Other Income (Expense)	12 Months Ended
Dec. 31, 2012
Other Income (Expense)
21.	OTHER INCOME (EXPENSE)

	Year Ended December 31,
	2012	2011
Unrealized losses on long-term investments (Note 6 (c))	$(4,515)	$(2,804)
Realized gains on sale of long-term investments (Note 6)	38	10,628
Unrealized gains on other long-term investments (Note 7)	11,463	3,573
Realized gains on other long-term investments (Note 7 (b))	4,483	123
Write-down of carrying value of long-term investments (Note 6)	(32,881)	(928)

	$(21,412)	$10,592